UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10085

Hillman Capital Management Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
               (Address of principal executive offices)                       (Zip code)

A. Vason Hamrick
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
(Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: June 30, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS

THE HILLMAN FOCUSED ADVANTAGE FUND

Schedule of Investments
(Unaudited)

As of June 30, 2011
	Shares	Value (Note 1)

COMMON STOCKS - 97.92%

Consumer Discretionary - 5.79%
Starbucks Corp.	20,900	$825,341
		825,341
Energy - 9.58%
Exxon Mobil Corp.	9,400	764,972
Transocean Ltd.	9,300	600,501
		1,365,473
Financials - 23.38%
American Express Co.	14,300	739,310
Bank of America Corp.	52,800	578,688
The Goldman Sachs Group, Inc.	4,600	611,846
JPMorgan Chase & Co.	16,700	683,698
The Western Union Co.	35,900	719,077
		3,332,619
Health Care - 10.47%
Johnson & Johnson	11,000	731,720
Pfizer, Inc.	36,900	760,140
		1,491,860
Industrials - 15.34%
The Boeing Co.	10,500	776,265
General Electric Co.	36,000	678,960
Ingersoll-Rand PLC	16,100	731,101
		2,186,326
Information Technology - 22.82%
* Apple, Inc.	2,100	704,907
Cisco Systems, Inc.	42,200	658,742
Corning, Inc.	34,100	618,915
Hewlett-Packard Co.	15,900	578,760
Microsoft Corp.	26,600	691,600
		3,252,924
Materials - 5.38%
EI du Pont de Nemours & Co.	14,200	767,510
		767,510
Telecommunications - 5.16%
AT&T, Inc.	23,400	734,994
		734,994

Total Common Stocks (Cost $13,755,065)		13,957,047

		(Continued)

THE HILLMAN FOCUSED ADVANTAGE FUND

Schedule of Investments
(Unaudited)

As of June 30, 2011
			Shares	Value (Note 1)

INVESTMENT COMPANY - 2.19%
	§	HighMark 100% US Treasury Money Market Fund, 0.00%	312,266	$312,266

	Total Investment Company (Cost $312,266)			312,266

Total Value of Investments (Cost $14,067,331(a)) - 100.11%				$14,269,313

Liabilities in Excess of Other Assets - (0.11)%				(15,970)

	Net Assets - 100%			$14,253,343

*	Non-income producing investment
§	Represents 7 day effective yield

	The following acronym is used in this portfolio:
	PLC - Public Limited Company

(a)	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized
	appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

	Aggregate gross unrealized appreciation			$1,943,105
	Aggregate gross unrealized depreciation			(1,741,123)

	Net unrealized depreciation			$201,982

	Summary of Investments by Sector
		% of Net
	Sector	Assets	Value
	Consumer Discretionary	5.79%	$825,341
	Energy	9.58%	1,365,473
	Financials	23.38%	3,332,619
	Health Care	10.47%	1,491,860
	Industrials	15.34%	2,186,326
	Information Technology	22.82%	3,252,924
	Materials	5.38%	767,510
	Telecommunications	5.16%	734,994
	Investment Company	2.19%	312,266
	Total	100.11%	$14,269,313

See Notes to Financial Statements				(Continued)

THE HILLMAN FOCUSED ADVANTAGE FUND

Schedule of Investments
(Unaudited)

As of June 30, 2011

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$ 13,957,047	$ 13,957,047	$ -	$ -
Investment Company	312,266	-	312,266	-
Total	$ 14,269,313	$ 13,957,047	$ 312,266	$ -

THE HILLMAN ADVANTAGE EQUITY FUND

Schedule of Investments
(Unaudited)

As of June 30, 2011
	Shares	Value (Note 1)

COMMON STOCKS - 98.50%

Consumer Discretionary - 8.74%
* Apollo Group, Inc. - Cl. A	5,100	$222,768
Best Buy Co., Inc.	6,300	197,883
Starbucks Corp.	8,300	327,767
The Walt Disney Co.	7,300	284,992
		1,033,410
Consumer Staples - 10.58%
Campbell Soup Co.	7,100	245,092
Clorox Co.	3,800	256,234
HJ Heinz Co.	5,200	277,056
Sysco Corp.	8,000	249,440
Wal-Mart Stores, Inc.	4,200	223,188
		1,251,010
Energy - 4.58%
Exxon Mobil Corp.	3,400	276,692
Transocean Ltd.	4,100	264,737
		541,429
Financials - 16.72%
American Express Co.	5,100	263,670
Bank of America Corp.	16,100	176,456
JPMorgan Chase & Co.	6,700	274,298
The Allstate Corp.	8,200	250,346
The Goldman Sachs Group, Inc.	1,400	186,214
The Western Union Co.	12,600	252,378
Visa, Inc. - Cl. A.	3,636	306,369
Wells Fargo & Co.	9,500	266,570
		1,976,301
Health Care - 11.28%
* Amgen, Inc.	4,500	262,575
Johnson & Johnson	4,100	272,732
* Laboratory Corp of America Holdings	2,600	251,550
Merck & Co., Inc.	7,200	254,088
Pfizer, Inc.	14,200	292,520
		1,333,465
Industrials - 16.36%
3M Co.	2,700	256,095
General Electric Co.	14,700	277,242
Goodrich Corp.	3,100	296,019
Honeywell International, Inc.	5,100	303,909
Ingersoll-Rand PLC	5,800	263,378
Raytheon Co.	5,000	249,200
The Boeing Co.	3,900	288,327
		1,934,170

		(Continued)

THE HILLMAN ADVANTAGE EQUITY FUND

Schedule of Investments
(Unaudited)

As of June 30, 2011
	Shares	Value (Note 1)

COMMON STOCKS - (Continued)

Information Technology - 23.31%
* Apple, Inc.	800	$268,536
Cisco Systems, Inc.	14,700	229,467
Corning, Inc.	13,500	245,025
* Google, Inc. - Cl. A.	500	253,190
Hewlett-Packard Co.	5,500	200,200
Intel Corp.	11,500	254,840
International Business Machines Corp.	1,500	257,130
Microsoft Corp.	10,300	267,800
Oracle Corp.	8,600	283,026
Texas Instruments, Inc.	7,700	252,791
* Yahoo!, Inc.	16,100	242,144
		2,754,149
Materials - 4.62%
EI du Pont de Nemours & Co.	5,300	286,465
Nucor Corp.	6,300	259,623
		546,088
Telecommunications - 2.31%
AT&T, Inc.	8,700	273,267
		273,267

Total Common Stocks (Cost $9,693,120)		11,643,289

INVESTMENT COMPANY - 1.54%
§ HighMark 100% US Treasury Money Market Fund, 0.00%	182,331	182,331

Total Investment Company (Cost $182,331)		182,331

Total Value of Investments (Cost $9,875,451(a)) - 100.04%		$11,825,620

Liabilities in Excess of Other Assets - (0.04)%		(4,239)

Net Assets - 100%		$11,821,381

* Non-income producing investment
§ Represents 7 day effective yield

The following acronym is used in this portfolio:
PLC - Public Limited Company

		(Continued)

THE HILLMAN ADVANTAGE EQUITY FUND

Schedule of Investments
(Unaudited)

As of June 30, 2011

(a)	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation				$2,300,940
Aggregate gross unrealized depreciation				(350,771)

	Net unrealized depreciation			$1,950,169

	Summary of Investments by Sector
		% of Net
	Sector	Assets	Value
	Consumer Discretionary	8.74%	$1,033,410
	Consumer Staples	10.58%	1,251,010
	Energy	4.58%	541,429
	Financials	16.72%	1,976,301
	Health Care	11.28%	1,333,465
	Industrials	16.36%	1,934,170
	Information Technology	23.31%	2,754,149
	Materials	4.62%	546,088
	Telecommunications	2.31%	273,267
	Other	1.54%	182,331
	Total	100.04%	$11,825,620

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

				(Continued)

THE HILLMAN ADVANTAGE EQUITY FUND

Schedule of Investments
(Unaudited)

As of June 30, 2011

Note 1 - Investment Valuation - continued

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$ 11,643,289	$ 11,643,289	$ -	$ -
Investment Company	182,331	-	182,331	-
Total	$ 11,825,620	$ 11,643,289	$ 182,331	$ -

ITEM 2.  CONTROLS AND PROCEDURES

(a)
The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hillman Capital Management Investment Trust

By: (Signature and Title)	/s/ Mark A. Hillman
Mark A. Hillman, Trustee, President, and Principal Executive Officer

Date: August 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Mark A. Hillman
Mark A. Hillman, Trustee, President, and Principal Executive Officer Hillman Capital Management Investment Trust

Date: August 24, 2011

By: (Signature and Title)	/s/ John D. Marriott, Jr.
John D. Marriott, Jr., Treasurer and Principal Financial Officer Hillman Capital Management Investment Trust

Date: August 23, 2011